Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

8                                     Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	Useful lives in years from	December 31,
	date of acquisition	2010	2011
		$000	$000
Leasehold improvements	5 to 15 yrs	844	844
Research and laboratory equipment	3 to 5 yrs	6,281	6,251
Office equipment and furniture	3 to 5 yrs	1,267	1,273
		8,392	8,368
Less: accumulated depreciation and amortization		(7,984)	(8,201)
		408	167

The depreciation and amortization of property, plant and equipment amounted to $0.7 million, $0.5 million and $0.2 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Depreciation and amortization expense for the period from inception or August 13, 1996 through December 31, 2011 was $12.6 million. At December 31, 2010 and 2011 there were no assets held under capital lease arrangements.

As a result of the Company revising its operating plan in September 2008, the Company identified that certain research and development assets at its Cambridge, UK facility would no longer be utilized (see Note 12 — “Restructuring”). For the year ended December 31, 2009, the Company recorded an asset impairment of $0.2 million in respect of these assets as accelerated depreciation in accordance with ASC 360, which is shown within research and development expense on the consolidated statement of operations. There were no impairments of property, plant and equipment during the years ended December 31, 2010 and 2011.